Goodwill and Intangibles - Schedule of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 275,703	$ 258,619	$ 258,619
Intangible assets with definite lives, net	38,700	73,864
Intangible assets with indefinite lives	65,844	65,844
Goodwill and intangible assets	$ 380,247	$ 398,327